CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Loss from continuing operations including noncontrolling interests	$ (6,265)	$ (15,148)	$ (6,137)
Loss from discontinued operations, net of tax	0	0	(6,122)
Net loss including noncontrolling interests	(6,265)	(15,148)	(12,259)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation gain (loss) arising during the year	2,501	(591)	(1,381)
Total comprehensive loss including noncontrolling interests	(3,764)	(15,739)	(13,640)
Comprehensive income(loss) attributable to noncontrolling interests	171	(69)	(117)
Comprehensive loss attributable to shareholders of SPI Energy Co., Ltd.	$ (3,935)	$ (15,670)	$ (13,523)